Investment and Fair Value Measurement (Details) - Schedule of carrying value of our non-marketable investments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of carrying value of our non-marketable investments [Abstract]
Initial cost basis	$ 4,079,707	$ 6,094,712
Upward adjustments		1,017,468
Total carrying value at the end of the period	$ 4,079,707	$ 7,112,180